UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4079

John Hancock Equity Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Technology Leaders

1.31.2006

Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Technology Leaders
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 96.65%		$4,148,619
(Cost $3,302,603)

Application Software 4.93%		211,731

Autodesk, Inc.	750	30,442
Cadence Design Systems, Inc. (I)	4,400	77,704
Intuit, Inc. (I)	1,253	65,569
Quest Software, Inc. (I)	2,400	38,016

Broadcasting & Cable TV 2.15%		92,402

Comcast Corp. (Special Class A) (I)	1,679	46,542
DIRECTV Group, Inc. (The) (I)	3,316	45,860

Communications Equipment 11.05%		474,238

Cisco Systems, Inc. (I)	4,550	84,493
Corning, Inc. (I)	6,650	161,928
Lucent Technologies, Inc. (I)	15,300	40,392
QUALCOMM, Inc.	2,108	101,100
Seagate Technology (Cayman Islands) (I)	3,310	86,325

Computer Hardware 11.45%		491,647

Apple Computer, Inc. (I)	2,680	202,367
Dell, Inc. (I)	2,156	63,192
Hewlett-Packard Co.	1,300	40,534
International Business Machines Corp.	1,214	98,698
Palm, Inc. (I)(L)	2,200	86,856

Computer Storage & Peripherals 4.31%		184,970

EMC Corp. (I)	3,750	50,250
SanDisk Corp. (I)	2,000	134,720

Data Processing & Outsourced Services 2.59%		111,200

First Data Corp.	998	45,010
Fiserv, Inc. (I)	1,505	66,190

Distributors 0.56%		23,852

Ingram Micro, Inc. (Class A) (I)	700	13,545
Tech Data Corp. (I)	250	10,307

John Hancock
Technology Leaders
Securities owned by the Fund on
January 31, 2006 (unaudited)

Diversified Commercial Services 0.51%		22,071

Accenture Ltd. (Class A) (Bermuda)	700	22,071

Electrical Components & Equipment 1.42%		60,834

AU Optronics Corp., American Depositary Receipt (ADR) (Taiwan)	3,409	52,124
Vitesse Semiconductor Corp. (I)	3,350	8,710

Electronic Equipment Manufacturers 4.45%		190,932

Garmin Ltd. (Cayman Islands) (L)	1,040	64,698
MEMC Electronic Materials, Inc. (I)	1,700	48,586
Sony Corp., (ADR) (Japan)	1,500	73,350
Symbol Technologies, Inc.	348	4,298

Electronic Manufacturing Services 0.75%		32,320

Jabil Circuit, Inc. (I)	800	32,320

Home Entertainment Software 1.82%		78,268

Electronic Arts, Inc. (I)	1,434	78,268

Integrated Telecommunication Services 5.31%		227,715

BT Group Plc, (ADR) (United Kingdom)	800	29,400
China Mobile Ltd. (ADR) (Hong Kong)	3,236	79,606
Telefonos de Mexico S.A. de CV (ADR) (Mexico)	3,200	75,968
Verizon Communications, Inc.	1,350	42,741

Internet Retail 3.95%		169,692

Amazon.com, Inc. (I)	1,650	73,953
eBay, Inc. (I)	1,548	66,719
IAC/ InterActiveCorp (I)	1,000	29,020

Internet Software & Services 6.90%		296,051

Digital River, Inc. (I)	2,050	68,839
Google, Inc. (Class A) (I)	335	145,139
Yahoo!, Inc. (I)	2,390	82,073

Leisure Products 1.09%		46,836

Expedia, Inc. (I)	1,800	46,836

Movies & Entertainment 3.15%		134,976

Disney (Walt) Co. (The)	2,009	50,848
Pixar, Inc. (I)	1,456	84,128

Networking Equipment 0.29%		12,240

Adaptec, Inc. (I)	2,250	12,240

John Hancock
Technology Leaders
Securities owned by the Fund on
January 31, 2006 (unaudited)

Office Services & Supplies 1.83%			78,467

Canon, Inc. (ADR) (Japan)		1,303	78,467

Semiconductor Equipment 7.23%			310,227

Advanced Micro Devices, Inc. (I)		3,600	150,696
Applied Materials, Inc.		5,100	97,155
KLA-Tencor Corp.		1,200	62,376

Semiconductors 7.68%			329,803

Analog Devices, Inc.		2,100	83,517
Maxim Integrated Products, Inc.		2,050	84,132
NVIDIA Corp. (I)		250	11,240
Texas Instruments, Inc.		2,610	76,290
Xilinx, Inc.		2,650	74,624

Systems Software 8.67%			372,266

Adobe Systems, Inc.		3,214	127,660
Microsoft Corp.		4,468	125,774
SAP A.G., (ADR) (Germany)		1,232	63,288
Symantec Corp. (I)		3,022	55,544

Technology Distributors 1.07%			45,920

CDW Corp.		820	45,920

Wireless Telecommunication Services 3.49%			149,961

Nokia Corp., (ADR) (Finland)		5,246	96,421
Sprint Nextel Corp.		2,339	53,540

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 3.35%			$143,720
(Cost $143,720)
Joint Repurchase Agreement 0.86%			37,000

Investment in a joint repurchase agreement transaction with Morgan
Stanley. - Dated 01-31-06 due 02-01-06 (Secured by U.S. Treasury
Inflation Indexed Note 3.375% due 01-15-12 and 1.625%
due 01-15-15)	4.390	37	37,000

		Shares

Cash Equivalents 2.49%			106,720

AIM Cash Investment Trust (T)		106,720	106,720

Total investments 100.00%			$4,292,339

John Hancock
Technology Leaders
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $3,446,323. Gross unrealized appreciation and depreciation of investments aggregated $911,899 and $65,883, respectively, resulting in net unrealized appreciation of $846,016.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Leaders.

060Q1 1/06
3/06

JOHN HANCOCK

Growth Trends Fund

1.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 91.02%		$131,796,726
(Cost $103,083,892)

Application Software 3.82%		5,532,767

Cadence Design Systems, Inc. (I)(L)	112,600	1,988,516
Epicor Software Corp. (I)	37,100	493,430
Hyperion Solutions Corp. (I)	22,200	763,902
Intuit, Inc. (I)	15,500	811,115
Mentor Graphics Corp. (I)	91,000	1,001,000
Quest Software, Inc. (I)	24,950	395,208
Synopsys, Inc. (I)	3,600	79,596

Asset Management & Custody Banks 5.55%		8,042,350

Bank of New York Co., Inc. (The)	85,000	2,703,850
Franklin Resources, Inc.	9,000	886,500
Northern Trust Corp.	10,000	522,100
State Street Corp.	65,000	3,929,900

Biotechnology 6.32%		9,151,251

Amgen, Inc. (I)	17,500	1,275,575
Genentech, Inc. (I)	14,550	1,250,136
Gilead Sciences, Inc. (I)	31,000	1,886,970
Medarex, Inc. (I)	85,000	1,188,300
Neurocrine Biosciences, Inc. (I)	33,000	2,005,410
OSI Pharmaceuticals, Inc. (I)	26,000	732,160
Regeneration Technologies, Inc. (I)	30,000	237,000
Telik, Inc. (I)	30,000	575,700

Communications Equipment 6.70%		9,698,246

Cisco Systems, Inc. (I)	205,450	3,815,206
Corning, Inc. (I)	26,150	636,752
Lucent Technologies, Inc. (I)(L)	157,800	416,592
Motorola, Inc.	66,509	1,510,419
Nortel Networks Corp. (Canada) (I)(L)	92,200	276,600
QUALCOMM, Inc. (L)	42,150	2,021,514
Tekelec (I)(L)	65,250	1,021,163

Computer Hardware 4.97%		7,194,309

Apple Computer, Inc. (I)	5,500	415,305
Hewlett-Packard Co.	52,715	1,643,654

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

International Business Machines Corp.	52,045	4,231,258
Palm, Inc. (I)(L)	22,900	904,092
Computer Storage & Peripherals 1.03%		1,494,582

EMC Corp. (I)	111,536	1,494,582
Consumer Finance 2.12%		3,068,325

American Express Co.	58,500	3,068,325
Data Processing & Outsourced Services 0.70%		1,014,750

First Data Corp.	22,500	1,014,750
Distributors 0.17%		251,482

Ingram Micro, Inc. (Class A) (I)	7,350	142,222
Tech Data Corp. (I)	2,650	109,260
Diversified Banks 6.70%		9,696,390

Bank of America Corp.	83,674	3,700,901
Wachovia Corp.	62,375	3,420,021
Wells Fargo & Co.	41,300	2,575,468
Diversified Commercial Services 0.99%		1,428,799

Accenture Ltd. (Class A) (Bermuda)	21,150	666,859
Coinstar, Inc. (I)	30,600	761,940
Diversified Financial Services 3.63%		5,253,898

Citigroup, Inc.	74,150	3,453,907
JPMorgan Chase & Co.	31,000	1,232,250
National Financial Partners Corp.	10,610	567,741
Electrical Components & Equipment 0.06%		89,180

Vitesse Semiconductor Corp. (I)	34,300	89,180
Electronic Equipment Manufacturers 0.63%		913,588

MEMC Electronics Materials, Inc. (I)	17,000	485,860
Sony Corp., (ADR) (Japan)	8,747	427,728
Electronic Manufacturing Services 0.23%		327,240

Jabil Circuit, Inc. (I)	8,100	327,240
Health Care Equipment 4.22%		6,106,535

Guidant Corp.	10,000	736,000
Hospira, Inc. (I)	38,850	1,738,537
Medtronic, Inc.	25,000	1,411,750
Stereotaxis, Inc. (I)	35,850	461,748

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

The Cooper Companies, Inc.	10,000	554,300
Varian Medical Systems, Inc. (I)	20,000	1,204,200
Health Care Facilities 0.68%		977,500

Manor Care, Inc.	25,000	977,500
Health Care Services 4.16%		6,020,607

Aveta, Inc. (B)(I)(S)	137,210	1,852,335
Caremark Rx, Inc. (I)	17,000	838,100
Emdeon Corp. (I)	135,000	1,260,900
Nektar Therapeutics (I)	75,000	1,485,000
Onyx Pharmaceuticals, Inc. (I)	20,800	584,272
Health Care Supplies 0.69%		997,776

Alcon, Inc. (Switzerland)	7,800	997,776
Insurance Brokers 0.48%		694,200

Willis Group Holdings Ltd. (Bermuda)	20,000	694,200
Internet Software & Services 0.82%		1,192,945

Digital River, Inc. (I)(L)	16,500	554,070
VeriSign, Inc. (I)(L)	26,900	638,875
Investment Banking & Brokerage 4.96%		7,184,973

Goldman Sachs Group, Inc. (The)	14,000	1,977,500
Legg Mason, Inc.	20,550	2,665,335
Lehman Brothers Holdings, Inc.	6,000	842,700
Merrill Lynch & Co., Inc.	9,500	713,165
Morgan Stanley	16,050	986,273
Life & Health Insurance 1.15%		1,664,232

AFLAC, Inc.	12,300	577,485
Conseco, Inc. (I)	28,480	694,058
Scottish Re Group Ltd. (Cayman Islands)	15,950	392,689
Managed Health Care 2.66%		3,857,705

Aetna, Inc.	16,000	1,548,800
UnitedHealth Group, Inc.	9,130	542,505
WellPoint, Inc. (I)	23,000	1,766,400
Multi-Line Insurance 3.81%		5,520,961

American International Group, Inc.	55,900	3,659,214
Genworth Financial, Inc. (Class A)	43,150	1,413,594
Hartford Financial Services Group, Inc. (The)	5,450	448,153

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Pharmaceuticals 8.82%		12,766,949

Abbot Laboratories	60,000	2,589,000
Aspreva Pharmaceuticals Corp. (Canada) (I)	25,000	500,000
Cubist Pharmaceuticals, Inc. (I)	85,000	1,839,400
DUSA Pharmaceuticals, Inc. (I)	30,000	305,400
Johnson & Johnson	25,000	1,438,500
MGI Pharma, Inc. (I)	23,000	383,410
Progenics Pharmaceuticals, Inc. (I)	25,000	707,500
Roche Holding AG (Switzerland)	7,000	1,103,739
Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)	80,000	3,900,000
Property & Casualty Insurance 0.74%		1,075,340

Ambac Financial Group, Inc.	14,000	1,075,340
Regional Banks 0.15%		216,600

M&T Bank Corp.	2,000	216,600
Reinsurance 2.13%		3,087,906

Max Re Capital Ltd. (Bermuda)	28,750	762,163
PartnerRe Ltd. (Bermuda)	27,500	1,698,950
Platinum Underwriters Holdings Ltd. (Bermuda)	20,450	626,793
Semiconductor Equipment 2.77%		4,004,359

Advanced Micro Devices, Inc. (I)	15,200	636,272
Applied Materials, Inc. (L)	153,200	2,918,460
KLA-Tencor Corp. (I)	8,650	449,627
Semiconductors 2.91%		4,211,272

Advanced Analogic Technologies, Inc. (I)	13,250	197,425
Intel Corp.	37,250	792,308
NVIDIA Corp. (I)	2,400	107,904
Power Integrations, Inc. (I)	30,650	811,919
Texas Instruments, Inc.	78,745	2,301,716
Specialized Finance 0.20%		293,370

CIT Group, Inc.	5,500	293,370
Systems Software 4.47%		6,473,435

Adobe Systems, Inc. (I)	11,950	474,654
Macrovision Corp. (I)	39,750	738,953
Microsoft Corp.	186,850	5,259,828
Thrifts & Mortgage Finance 0.85%		1,229,999

Countrywide Financial Corp.	18,000	601,920
Hudson City Bancorp., Inc.	50,570	628,079

John Hancock
Growth Trends Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Wireless Telecommunication Services 0.73%			1,062,905

InterDigital Communications Corp. (I)		41,150	1,062,905
	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 8.98%			$12,999,508
(Cost $12,999,508)

Joint Repurchase Agreement 2.03%			2,933,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured
by U.S. Treasury Inflation Indexed Note 3.375% due 01-15-12
and 1.625% due 01-15-15)	4.390	2,933	2,933,000
		Shares
Cash Equivalents 6.95%			10,066,508

AIM Cash Investment Trust (T)		10,066,508	10,066,508

Total investments 100.00%			$144,796,234

John Hancock
Growth Trends Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Rule 144A securities amounted to $1,852,335 or 1.28% of the Fund's total investment as of
January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $116,083,400.
Gross unrealized appreciation and depreciation of investments aggregated $30,661,214 and $1,948,380, respectively, resulting in net unrealized appreciation of $28,712,834.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet www.jhfunds.com

Mail

Regular mail:
John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Express mail:
John Hancock
Signature Services, Inc.
Mutual Fund Image Operations
380 Stuart Street
Boston, MA 02116

Phone

Customer service representatives	**1-800-225-5291**
24-hour automated information	**1-800-338-8080**
TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Growth Trends Fund.

460Q1 1/06
3/06

JOHN HANCOCK

Small Cap Fund

1.31.2006 **Quarterly Portfolio Holdings**

JohnHancock

JOHN HANCOCK FUNDS

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 90.72%		$216,034,311
(Cost $180,059,950)

Advertising 1.30%		3,104,682

Ventiv Health, Inc. (I)	121,800	3,104,682

Apparel, Accessories & Luxury Goods 3.90%		9,287,530

Hartmarx Corp. (I)	257,800	2,196,456
Warnaco Group, Inc. (The) (I)	285,700	7,091,074

Application Software 6.27%		14,937,392

Emageon, Inc. (I)	125,500	2,321,750
Hyperion Solutions Corp. (I)	105,400	3,626,814
Micromuse, Inc. (I)	405,400	4,033,730
Transaction Systems Architects, Inc. (I)	150,200	4,955,098

Asset Management & Custody Banks 1.84%		4,391,645

iShares Russell 2000 Index Fund	60,700	4,391,645

Auto Parts & Equipment 3.14%		7,480,174

LKQ Corp. (I)	332,600	7,480,174

Communications Equipment 2.87%		6,823,677

Avocent Corp. (I)	205,100	6,823,677

Data Processing & Outsourced Services 1.04%		2,468,297

Infocrossing, Inc. (I)(L)	235,300	2,468,297

Diversified Metals & Mining 1.76%		4,195,430

James River Coal Co. (I)(L)	98,600	4,195,430

Electrical Components & Equipment 2.04%		4,845,344

Encore Wire Corp. (I)	178,400	4,845,344

Electronic Equipment Manufacturers 3.54%		8,423,723

Daktronics, Inc.	176,500	5,363,835
Excel Technology, Inc. (I)	122,200	3,059,888

Electronic Manufacturing Services 3.10%		7,379,688

Trimble Navigation Ltd. (I)	184,400	7,379,688

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Health Care Equipment 5.45%		12,983,423

Cantel Medical Corp. (I)	240,000	4,123,200
Hologic, Inc. (I)	109,800	5,650,308
Kensey Nash Corp. (I)(L)	131,500	3,209,915

Health Care Facilities 1.33%		3,162,125

LifePoint Hospitals, Inc. (I)	102,500	3,162,125

Health Care Supplies 1.91%		4,553,760

Inverness Medical Innovations, Inc. (I)	169,600	4,553,760

Home Entertainment Software 1.46%		3,481,270

Take-Two Interactive Software, Inc. (I)(L)	219,500	3,481,270

Hotels, Resorts & Cruise Lines 2.67%		6,355,400

Gaylord Entertainment Co. (I)	147,800	6,355,400

Household Products 1.41%		3,366,044

Prestige Brands Holdings, Inc. (I)	270,800	3,366,044

Industrial Machinery 3.25%		7,744,360

CLACOR, Inc.	121,200	4,130,496
Watts Water Technologies, Inc.	107,300	3,613,864

Internet Software & Services 1.68%		3,996,594

Lionbridge Technologies, Inc. (I)	523,800	3,996,594

Leisure Products 2.29%		5,458,700

Escala Group, Inc. (I)	190,000	5,458,700

Life & Health Insurance 1.99%		4,741,812

Scottish Re Group Ltd. (Cayman Islands)	192,600	4,741,812

Oil & Gas Equipment & Services 2.83%		6,729,799

Dresser-Rand Group, Inc. (I)	175,700	4,731,601
Hercules Offshore, Inc. (I)	55,800	1,998,198

Oil & Gas Exploration & Production 3.80%		9,057,900

Forest Oil Corp. (I)	67,000	3,450,500
PetroQuest Energy, Inc. (I)	487,600	5,607,400

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

Personal Products 4.19%			9,978,700

Inter Parfums, Inc.		278,800	5,241,440
Playtex Products, Inc. (I)		353,000	4,737,260

Property & Casualty Insurance 3.62%			8,607,334

James River Group, Inc. (I)		39,400	814,004
National Interstate Corp.		109,000	2,314,070
Philadelphia Consolidated Holding Corp. (I)		56,400	5,479,260

Publishing 1.66%			3,944,340

Courier Corp.		102,000	3,944,340

Railroads 2.29%			5,460,000

Genesee & Wyoming, Inc. (Class A) (I)		140,000	5,460,000

Regional Banks 7.09%			16,886,145

Boston Private Financial Holdings, Inc.		164,500	5,023,830
First Community Bancorp.		68,200	4,098,820
Placer Sierra Bancshares		204,900	5,458,536
TierOne Corp.		70,900	2,304,959

Specialty Chemicals 3.71%			8,839,960

Arch Chemicals, Inc.		108,200	3,354,200
Cytec Industries, Inc.		110,600	5,485,760

Specialty Stores 2.86%			6,802,455

Build-A-Bear Workshop, Inc. (I)(L)		140,900	4,558,115
Cost Plus, Inc. (I)(L)		114,800	2,244,340

Systems Software 3.00%			7,153,328

Secure Computing Corp. (I)		491,300	7,153,328

Water Utilities 1.43%			3,393,280

Aqua America, Inc.		120,500	3,393,280

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 9.28%			$22,097,960
(Cost $22,097,960)

Joint Repurchase Agreement 2.95%			7,013,000

Investment in a joint repurchase agreement transaction with
Morgan Stanley - Dated 01-31-06 due 02-01-06 (Secured by U.S.
Treasury Inflation Indexed Notes 3.375% due 01-15-12 and
1.625% due 01-15-15)	4.390	7,013	7,013,000

John Hancock
Small Cap Fund
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Shares
Cash Equivalents 6.33%		15,084,960

AIM Cash Investment Trust (T)	15,084,960	15,084,960

Total investments 100.00%		$238,132,271

John Hancock
Small Cap Fund
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $202,157,910. Gross unrealized appreciation and depreciation of investments aggregated $40,284,463 and $4,310,102, respectively, resulting in net unrealized appreciation of $35,974,361.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Fund.

820Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: March 24, 2006